Prepaid Expense and Other Current Assets (Details) - Schedule of prepaid expense and other current assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Prepaid Expense and Other Current Assets [Abstract]
Prepaid operating cost	$ 511,453	$ 839,417
Prepaid service cost	1,024,386	912,494
Deductible input VAT		134,111
Others	68,295	108,985
Total	$ 1,604,134	$ 1,995,007